Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table and accompanying description sets forth information for the past five fiscal years regarding compensation as calculated under SEC rules and certain financial performance measures specified under SEC rules.
Pay Versus Performance
Year	Summary Compensation Table Total		Compensation Actually Paid		Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(1)	Value of Initial $100 Investment Based On:			Amazon Net Income (in millions)
	for First CEO (Bezos)	for Second CEO (Jassy)	to First CEO (Bezos)	to Second CEO (Jassy)			Amazon Total Share- holder Return	Peer Group Total Shareholder Return
								NYSE Tech	S&P Retail
2024	N/A	$1,596,889	N/A	$92,371,410	$25,795,963	$25,724,704	$237	$247	$218	$59,248
2023	N/A	1,357,764	N/A	109,566,048	648,501	19,774,578	164	201	163	30,425
2022	N/A	1,298,723	N/A	(147,737,654)	24,474,600	(1,202,006)	91	119	115	(2,722)
2021	$1,681,840	212,701,169	$1,681,840	208,002,373	34,463,624	35,578,404	180	203	175	33,364
2020	1,681,840	N/A	1,681,840	N/A	29,121,373	62,790,104	176	173	146	21,331

(1)
The Company’s Non-CEO NEOs in 2024 were Jeffrey P. Bezos, Brian T. Olsavsky, Matthew S. Garman, Douglas J. Herrington, David A. Zapolsky, and Adam N. Selipsky; in 2023 and 2022, they were Mr. Bezos, Mr. Olsavsky, Mr. Herrington, Mr. Selipsky, and Mr. Zapolsky; in 2021, they were Mr. Olsavsky, David H. Clark, Mr. Selipsky, and Mr. Zapolsky; and in 2020, they were Mr. Jassy, Mr. Olsavsky, Mr. Clark, and Mr. Zapolsky.

The table above shows for each year covered by the table:
•
The “Total Compensation” reported in the Summary Compensation Table and the “Compensation Actually Paid,” as defined by SEC rules, for (1) Jeffrey P. Bezos, who served as our principal executive officer during 2020 and through July 4, 2021 (the “First CEO”), (2) Andrew R. Jassy, who has served as our principal executive officer since July 5, 2021 (the “Second CEO”), and (3) all of our named executive officers in each covered year other than the principal executive officer (the “Non-CEO NEOs”), expressed as an average;

The total shareholder return of our common stock, the NYSE Technology Index, and the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly known as the S&P 500 Retailing Index), expressed as a dollar value assuming a $100 investment on December 31, 2019 and, except in the case of the NYSE Technology Index, assuming the reinvestment of any dividends; and

Our net income (rounded to the nearest million dollars). Consistent with SEC guidance, no additional performance measures are shown because, as discussed in the Compensation Discussion and Analysis, the Company does not use any financial performance measures to link executive compensation to company performance since our executives’ compensation is tied directly to the creation of shareholder value, as reflected by changes in our total shareholder return.

“Compensation Actually Paid” is an SEC-defined term and differs from an executive’s “take home pay” and W-2 income as determined for tax purposes. It includes amounts that may not be earned until future years (if and when equity awards actually vest) and that will be forfeited if the executive quits, retires, or is fired before equity awards vest.
As required by SEC rules, “Compensation Actually Paid” is equal to (1) Salary and All Other Compensation, as reported in the Summary Compensation Table (equal to the Summary Compensation Table Total Compensation minus Row A in the table below), plus (2) the fair value of restricted stock unit awards granted to an executive during the year, if any, valued as of the end of the year or as of the vest date to the extent they vested in the year of grant (Row B in the table below), adjusted for (3) the effect of any increase or decrease in the price of our common stock on the value of unvested restricted stock unit awards granted to our executives in prior years, measured from the end of the prior year through the restricted stock units’ vesting dates for awards that vested during the year (Row C in the table below) or through the end of the year for awards that remained unvested at the end of the year (Row D in the table below), and minus (4) the fair value of unvested restricted stock unit awards granted to our executives in prior years that were forfeited during the year, if any, valued as of the end of the prior year (Row E in the table below).
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid for 2024 is set forth below. The proxy statements for our 2024 and 2023 Annual Meetings of Shareholders include corresponding information for fiscal years 2023 and 2020 through 2022, respectively. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2024	2024 Average for Non-CEO NEOs
Summary Compensation Table Total Compensation	$1,596,889	$25,795,963
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(25,172,216)
B Plus Fair Value as of Year-End of Equity Awards Granted During the Year	N/A	23,633,568
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	6,416,155	1,801,030
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	84,358,366	7,970,893
E (Minus) Fair Value as of Prior Year-End of Forfeited Equity Awards Granted in Prior Years	N/A	(8,304,534)
Compensation Actually Paid	$92,371,410	$25,724,704

Named Executive Officers, Footnote
(1)
The Company’s Non-CEO NEOs in 2024 were Jeffrey P. Bezos, Brian T. Olsavsky, Matthew S. Garman, Douglas J. Herrington, David A. Zapolsky, and Adam N. Selipsky; in 2023 and 2022, they were Mr. Bezos, Mr. Olsavsky, Mr. Herrington, Mr. Selipsky, and Mr. Zapolsky; in 2021, they were Mr. Olsavsky, David H. Clark, Mr. Selipsky, and Mr. Zapolsky; and in 2020, they were Mr. Jassy, Mr. Olsavsky, Mr. Clark, and Mr. Zapolsky.

The table above shows for each year covered by the table:
•
The “Total Compensation” reported in the Summary Compensation Table and the “Compensation Actually Paid,” as defined by SEC rules, for (1) Jeffrey P. Bezos, who served as our principal executive officer during 2020 and through July 4, 2021 (the “First CEO”), (2) Andrew R. Jassy, who has served as our principal executive officer since July 5, 2021 (the “Second CEO”), and (3) all of our named executive officers in each covered year other than the principal executive officer (the “Non-CEO NEOs”), expressed as an average;

Peer Group Issuers, Footnote	The total shareholder return of our common stock, the NYSE Technology Index, and the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly known as the S&P 500 Retailing Index), expressed as a dollar value assuming a $100 investment on December 31, 2019 and, except in the case of the NYSE Technology Index, assuming the reinvestment of any dividends
PEO Total Compensation Amount	$ 1,596,889
PEO Actually Paid Compensation Amount	$ 92,371,410
Adjustment To PEO Compensation, Footnote
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid for 2024 is set forth below. The proxy statements for our 2024 and 2023 Annual Meetings of Shareholders include corresponding information for fiscal years 2023 and 2020 through 2022, respectively. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2024	2024 Average for Non-CEO NEOs
Summary Compensation Table Total Compensation	$1,596,889	$25,795,963
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(25,172,216)
B Plus Fair Value as of Year-End of Equity Awards Granted During the Year	N/A	23,633,568
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	6,416,155	1,801,030
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	84,358,366	7,970,893
E (Minus) Fair Value as of Prior Year-End of Forfeited Equity Awards Granted in Prior Years	N/A	(8,304,534)
Compensation Actually Paid	$92,371,410	$25,724,704

Non-PEO NEO Average Total Compensation Amount	$ 25,795,963	$ 648,501	$ 24,474,600	$ 34,463,624	$ 29,121,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 25,724,704	19,774,578	(1,202,006)	35,578,404	62,790,104
Adjustment to Non-PEO NEO Compensation Footnote
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid for 2024 is set forth below. The proxy statements for our 2024 and 2023 Annual Meetings of Shareholders include corresponding information for fiscal years 2023 and 2020 through 2022, respectively. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2024	2024 Average for Non-CEO NEOs
Summary Compensation Table Total Compensation	$1,596,889	$25,795,963
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(25,172,216)
B Plus Fair Value as of Year-End of Equity Awards Granted During the Year	N/A	23,633,568
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	6,416,155	1,801,030
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	84,358,366	7,970,893
E (Minus) Fair Value as of Prior Year-End of Forfeited Equity Awards Granted in Prior Years	N/A	(8,304,534)
Compensation Actually Paid	$92,371,410	$25,724,704

Compensation Actually Paid vs. Total Shareholder Return
Description of Pay Versus Performance Data
As discussed in more detail in the Compensation Discussion and Analysis, our executive compensation program prioritizes stock-based compensation that vests over many years and encourages motivated, customer-centric employees to think and act like owners, because they are owners. Accordingly, we do not tie cash or equity compensation to one or a few discrete performance goals, and instead we focus on long-term shareholder value that is realized by share price appreciation. When we set our executives’ target compensation for periodic restricted stock unit grants, we assume a fixed annual increase in the stock price so that our executives’ compensation is negatively impacted if our stock price is flat, declines, or otherwise performs below the initial stock price assumption, and is favorably impacted if the stock performs beyond the initial stock price assumption. Because of these features, our executive compensation is highly transparent and strongly aligned with shareholder value, as shown in the tables below.
Relationship between Compensation Actually Paid and Amazon’s TSR
The restricted stock unit awards granted to our named executive officers generally carry long-term vesting schedules, as described above in the Compensation Discussion and Analysis. As a result, our share price performance as reflected in our TSR directly and significantly affects Compensation Actually Paid. Thus, as shown in the graphic below, in 2024 when our share price TSR was up approximately 45% for the year, our CEO’s Compensation Actually Paid was approximately $92.4 million, reflecting the fact that the value of restricted stock units that vested during the year increased by approximately $6.4 million from those awards’ value at the end of the prior year, and that the value of his unvested restricted stock units increased by approximately $84.4 million. In contrast, in 2022 when our TSR declined approximately 50%, our CEO’s Compensation Actually Paid was negative $148 million, reflecting the fact that the value of restricted stock units that vested during the year declined by approximately $9.5 million from those awards’ value at the end of the prior year, and that the value of his unvested restricted stock units declined by more than $139 million. In 2021, Mr. Jassy was granted a unique restricted stock unit award in connection with his promotion to CEO, and more than 80% of the shares subject to that award are scheduled to vest in 2026 through 2031 (years 5 through 10). Thus, the amount actually realized under Mr. Jassy’s 2021 restricted stock unit award, which accounts for substantially all of his 2021 Compensation Actually Paid, was not actually earned by, or paid to, Mr. Jassy in 2021 and instead will depend on and align directly with our future stock price performance over the term of the award. The Leadership Development and Compensation Committee did not grant Mr. Jassy any equity awards during 2022, 2023, or 2024. The Compensation Actually Paid to Mr. Bezos, who served as our CEO in 2020 and the first half of 2021, consisted of a fixed salary and the value of security arrangements provided for Mr. Bezos. Due to Mr. Bezos’s substantial stock ownership, he believes he is appropriately incentivized and his interests are appropriately aligned with shareholders’ interests. Accordingly, Mr. Bezos has never received any stock-based compensation or any cash compensation from Amazon other than his salary.
Similarly, as shown in the graphic below, the change in the fair value of restricted stock unit awards held by our Non-CEO NEOs (Rows C and D in the table above) closely aligns with year-over-year changes in our TSR. Restricted stock unit awards granted as new-hire, promotion, or periodic awards and restricted stock unit awards forfeited in 2020 through 2024 were the other primary elements affecting Compensation Actually Paid for those years. The amounts actually realized under those awards depends on and aligns with our stock price performance over the terms of the awards.
The graphic below shows the relationship between the two primary elements of Compensation Actually Paid (“CAP”) to our CEO and our Non-CEO NEOs—consisting of  (a) the fair value of restricted stock units granted during the year, if any, and (b) the change in fair value of restricted stock units granted in prior years—in each case compared to Amazon’s TSR over the past five fiscal years.
CEO CAP vs. Amazon’s TSR
Non-CEO NEOs CAP vs. Amazon’s TSR

Compensation Actually Paid vs. Net Income	Relationship between Compensation Actually Paid and Amazon’s Net Income;
We believe that the Pay Versus Performance data shown in the tables and graphics above strongly and clearly demonstrates that our executive compensation program focuses on long-term shareholder value that is realized by share price appreciation. Compensation Actually Paid is not directly related to changes in our net income, since we believe that focusing on one or a few discrete financial performance measures is not an effective means of aligning our executives’ compensation with long-term shareholder value. For example, our net income increased to $59.2 billion for 2024 compared to $30.4 billion for 2023. While our stock price also improved in 2024 compared to the price at the end of 2023, that increase was not proportionate compared to the improvement in net income, reflecting among other things that our 2024 net income was not reported until after the end of the fiscal year. We believe the lack of correlation between our stock price performance and our net income demonstrates the difficulty of selecting financial performance criteria that are as effective in reflecting our overall performance as our share price performance.

Total Shareholder Return Vs Peer Group	Relationship between Amazon’s TSR and Peer Group TSR
Over the past five fiscal years, our share price performed better than one or both of our peer groups over some time periods and has performed worse than the peer groups over other periods. We believe that the alignment between our stock price performance and the elements of Compensation Actually Paid discussed above and the disparity between our
TSR and the TSRs of these two industry peer groups reinforces the considerations, discussed above in the Compensation Discussion and Analysis, that have led the Leadership Development and Compensation Committee to refrain from selecting relative TSR as a performance criteria; specifically, that peer group selections reflect a company’s profile at a particular point in time, which may become inappropriate given the dynamic and evolving nature of Amazon’s operations, particularly in light of the five year or greater time horizons over which our executives’ equity awards vest.

Total Shareholder Return Amount	$ 237	164	91	180	176
Net Income (Loss)	59,248,000,000	30,425,000,000	(2,722,000,000)	33,364,000,000	21,331,000,000
Peer Group Total Shareholder Return - NYSE Technology	247	201	119	203	173
Peer Group Total Shareholder Return - S&P Retailing	218	163	115	175	146
Jassy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,596,889	1,357,764	1,298,723	212,701,169
PEO Actually Paid Compensation Amount	$ 92,371,410	$ 109,566,048	$ (147,737,654)	208,002,373
PEO Name	Andrew R. Jassy
Bezos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,681,840	1,681,840
PEO Actually Paid Compensation Amount				$ 1,681,840	$ 1,681,840
PEO Name	Jeffrey P. Bezos
PEO | Jassy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 84,358,366
PEO | Jassy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,416,155
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,172,216)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,633,568
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,970,893
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,801,030
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value as of Prior Year-End of Forfeited Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,304,534)